Note 8 - Capitalized Software Development (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Capitalized Software Development Costs [Table Text Block]
	September 30, 2019	December 31, 2018
Software development cost	$4,532,753	$4,066,427
Less: Accumulated amortization	(3,105,276)	(2,610,991)
Less: Impairment of software development cost	(576,621)	(576,621)
Software development cost, net	$850,856	$878,815

	December 31, 2018	December 31, 2017
Software development cost	$4,066,427	$3,259,719
Less: accumulated amortization	(2,610,991)	(1,976,861)
Less: Impairment of software development cost	(576,621)	(256,310)
Software development cost, net	$878,815	$1,026,548